Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
69,762	Vanguard Global ex-U.S. Real Estate ETF	$ 2,993,487	1.0
53,583	Vanguard Real Estate ETF	3,742,773	1.3

	Total Exchange-Traded Funds
	(Cost $8,343,273)	6,736,260	2.3

MUTUAL FUNDS: 97.3%
	Affiliated Investment Companies: 97.3%
2,323,695	Voya Emerging Markets Index Portfolio - Class P2	21,865,972	7.4
8,588,783	Voya International Index Portfolio - Class P2	70,685,684	23.8
1,463,691	Voya Russell Mid Cap Index Portfolio - Class P2	14,680,825	4.9
886,350	Voya Russell Small Cap Index Portfolio - Class P2	8,881,223	3.0
1,607,881	Voya U.S. Bond Index Portfolio - Class P2	17,992,191	6.1
11,289,941	Voya U.S. Stock Index Portfolio - Class P2	154,672,187	52.1

	Total Mutual Funds
	(Cost $336,772,078)	288,778,082	97.3

	Total Investments in Securities (Cost $345,115,351)	$ 295,514,342	99.6
	Assets in Excess of Other Liabilities	1,305,682	0.4
	Net Assets	$ 296,820,024	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 6,736,260	$ –	$ –	$ 6,736,260
Mutual Funds	288,778,082	–	–	288,778,082
Total Investments, at fair value	$ 295,514,342	$ –	$ –	$ 295,514,342
Other Financial Instruments+
Futures	1,093,434	–	–	1,093,434
Total Assets	$ 296,607,776	$ –	$ –	$ 296,607,776
Liabilities Table
Other Financial Instruments+
Futures	$ (460,214)	$ –	$ –	$ (460,214)
Total Liabilities	$ (460,214)	$ –	$ –	$ (460,214)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$26,894,812	$2,477,122	$(883,921)	$(6,622,041)	$21,865,972	$ -	$(84,218)	$ -
Voya International Index Portfolio - Class P2	83,473,347	7,963,984	(206,730)	(20,544,917)	70,685,684	$ -	9,218	-
Voya Russell Mid Cap Index Portfolio - Class P2	17,363,145	2,356,719	(53,346)	(4,985,693)	14,680,825	$ -	(8,966)	-
Voya Russell Small Cap Index Portfolio - Class P2	10,528,646	1,807,421	(34,559)	(3,420,285)	8,881,223	$ -	(3,035)	-
Voya U.S. Bond Index Portfolio - Class P2	20,290,299	1,792,354	(4,211,289)	120,827	17,992,191	$ 149,316	430,861	-
Voya U.S. Stock Index Portfolio - Class P2	182,790,310	14,630,508	(4,564,636)	(38,183,995)	154,672,187	$ (0)	631,434	-
	$341,340,559	$31,028,108	$(9,954,481)	$(73,636,104)	$288,778,082	$ 149,316	$975,294	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	51	06/19/20	$ 2,926,380	$ 370,838
S&P 500® E-Mini	23	06/19/20	2,955,155	189,819
U.S. Treasury Ultra Long Bond	27	06/19/20	5,990,625	532,777
			$ 11,872,160	$ 1,093,434
Short Contracts:
U.S. Treasury 10-Year Note	(87)	06/19/20	(12,065,813)	(460,214)
			$ (12,065,813)	$ (460,214)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $347,372,657.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 1,262,832
Gross Unrealized Depreciation	(52,487,927)
Net Unrealized Depreciation	$ (51,225,095)